STOCK-BASED COMPENSATION AND RESTRICTED STOCK AWARDS (Details) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 16, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based compensation on RSA's vested		$ 7,625	$ 3,145	$ 3,145	$ 5,895	$ 19,915	$ 15,875	$ 13,915	$ 41,685	$ 48,879	$ 166,424
Unrecognized compensation expense related to non-vested RSAs		$ 7,345						$ 7,345
Common Stock
Restricted Stock Award	400,000	400,000						400,000
Stock-based compensation on RSA's vested		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0			$ 0	$ 0